Summary of Changes to Previously Reported Quarterly Financial Data (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 28, 2012	Oct. 30, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Quarterly Financial Data [Line Items]
Net sales	$ 2,146	$ 1,893	$ 6,041	$ 5,376	$ 7,028	$ 6,449	$ 6,313
Gross Profit	616	535	1,733	1,528	2,014	1,841	1,768
Net Income (Loss)	(50)	(105)	(466)	(370)	(543)	(619)	(514)
First Quarter
Quarterly Financial Data [Line Items]
Net sales					1,608	1,552
Gross Profit					460	443
Net Income (Loss)					(164)	(202)
Second Quarter
Quarterly Financial Data [Line Items]
Net sales					1,875	1,719
Gross Profit					533	488
Net Income (Loss)					(101)	(115)
Third Quarter
Quarterly Financial Data [Line Items]
Net sales					1,893	1,724
Gross Profit					535	488
Net Income (Loss)					(105)	(99)
Fourth Quarter
Quarterly Financial Data [Line Items]
Net sales					1,652	1,454
Gross Profit					486	422
Net Income (Loss)					(173)	(203)
Discontinued Operations
Quarterly Financial Data [Line Items]
Net sales					(918)	(1,028)
Gross Profit					(219)	(236)
Net Income (Loss)
Discontinued Operations | First Quarter
Quarterly Financial Data [Line Items]
Net sales					(280)	(259)
Gross Profit					(67)	(59)
Net Income (Loss)
Discontinued Operations | Second Quarter
Quarterly Financial Data [Line Items]
Net sales					(282)	(255)
Gross Profit					(68)	(59)
Net Income (Loss)
Discontinued Operations | Third Quarter
Quarterly Financial Data [Line Items]
Net sales					(182)	(269)
Gross Profit					(45)	(60)
Net Income (Loss)
Discontinued Operations | Fourth Quarter
Quarterly Financial Data [Line Items]
Net sales					(174)	(245)
Gross Profit					(39)	(58)
Net Income (Loss)